Related Party Transactions	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
Note 7-	RELATED PARTY TRANSACTIONS

The Company had transactions with the following related parties:

Name of Related Party	Nature of Relationship

Mr. Szuhao Huang	Director, Chief Executive Officer (“CEO”)
Mr. Yenhung Liu	Director of the Company
Mr. Xusheng Niu	Legal Representative of Chengdu Skyherb
Mrs. Xiangtao Yao	Wife of Xusheng Niu
Chengdu Zhonghe sunshine Biotechnology Co., Ltd (“Chengdu Zhonghe”)	A company whose legal representative is Mr. Yenhung Liu
Gasar Biotechnology Co., Ltd	A company managed by Mr. Szuhao Huang,
Foshan Xiongluyu Tea Co., Ltd.	A company whose legal representative is Mrs. Xiangtao Yao
Chengdu Zangqingyuan Herb Co., Ltd.	A company whose legal representative is Mrs. Xiangtao Yao

(1)	Sales to related parties

In the year ended December 31, 2022, the Company sold newly developed products processed with cordyceps of $53,304 to Gasar Biotechnology Co., Ltd.

In the year ended December 31, 2021, the Company sold cordyceps of $182,775 and $93,012 to Chengdu Zangqingyuan Herb Co., Ltd. and Foshan Xiongluyu Tea Co., Ltd., respectively.

In the period from May 4, 2020 to December 31, 2020, the Company sold cordyceps of $43,458 to Chengdu Zangqingyuan Herb Co., Ltd.

Accounts receivable from related parties consists of the following:

	December 31,	December 31,	December 31,
	2022	2021	2020

Chengdu Zangqingyuan Herb Co., Ltd.	$-	$133,909	$-
Foshan Xiongluyu Tea Co., Ltd.	-	-	-
Gasar Biotechnology Co., Ltd	-	-	-
Less: Allowance for doubtful accounts	-	-	-
Accounts receivable, net	$-	$133,909	$-

(2)	Loan receivable-related parties

The Company made loans to an unrelated party in the amount of $146,040 for the period from May 4, 2020 Inception) to December 31, 2020. The loan is non-interest bearing and has a maturity date of August 30, 2021 which was extended to August 30, 2023. The outstanding loan balance was $146,040 as of December 31, 2020.

On August 29, 2021, Mr. Szuhao Huang, our CEO, assumed the liability to payback this loan. As of December 31, 2021, the outstanding loan balance was $146,040, which was fully paid back in the year ended December 31, 2022.

(3)	Purchase from a relate party

On June 28, 2020, the Company, Chengdu Zhonghe, and Chengdu Helian Industrial Park Investment Co., Ltd, from whom Chengdu Zhonghe bought the breeding center before it was completed, signed certain rights and obligation transfer agreement whereby Chengdu Zhonghe will transfer its rights to the breeding center to the Company for $670,891 (RMB 4,380,000). The Company has paid the full amount for the purchase as of December 31, 2020. The breeding center is located at No. 1, Floor 1-2, Building 1, No. 689, Boshi Road, Shouan Town, Pujiang County, Sichuan Province, China, with a construction area of 1,788 square meters. The construction of the breeding center was completed in December 2020, and Chengdu Skyherb began to use the center for its cordyceps cultivating since then. As of the filling date, the transfer procedures, such as changing the building’s title, are still in process.

On June 15, 2020, the Company purchased certain fixed assets and inventory from Chengdu Zhonghe in the amount of $1,574,603 (RMB10,280,000). The balance of accounts payable to Chengdu Zhonghe was $1,115,902 and $1,093,557 as of December 31, 2021 and 2020, respectively. In the year ended December 31, 2022, Chengdu Zhonghe assigned its accounts receivable of $28,997, $5,538, and $1,081,367 to Gasar Biotechnology Co., Ltd, Mr. Yenhung Liu, and five third parties, respectively. After the assignment, the amounts remain as non-secured and no interest bearing. As of December 31, 2022, the accounts payable to Chengdu Zhonghe, Gasar Biotechnology Co., Ltd, and Mr. Yenhung Liu amounted to $229,093, 28,997, and 5,538, respectively, and the total amount of accounts payable to related parties was $263,628.

On September 10, 2021, the Company paid $100,000 to purchase certain office equipment and fixture from Gasar Biotechnology Co., Ltd to use in the Taiwan office. These fixed assets are depreciated over the office lease term of 49 months, using a straight-line method.

(4)	Due from related parties

The Company advanced fund to Mr. Szuhao Huang, our CEO, to work on the Company’s projects in 2020. When the projects were completed, Mr. Huang reported expenses to the Company, which recorded such expenses in the periods incurred. In 2021 and 2022, due to lack of cash resources, Mr. Szuhao Huang made fund to Cordyceps Sunshine Taiwan Branch to finance its operation. These funds are non-interest bearing, non-secured, due on demand, and without a written agreement.

In 2020, the Company advanced fund to Gasar Biotechnology Co., Ltd, a company controlled by Mr. Szuhao Huang, to work on the Company’s project. When the projects were completed, Gasar Biotechnology Co., Ltd. either refund to the Company, or reported expenses to the Company, which recorded relevant expenses in the periods incurred. In 2022, Mr. Huang agreed to offset his advances to the Company with the Company’s advance to Gasar Biotechnology Co., Ltd, and accordingly the amount due from Gasar Biotechnology Co., Ltd became zero as of December 31, 2022.

Due from related parties consists of the following:

	December 31,	December 31,	December 31,
	2022	2021	2020

Mr. Szuhao Huang	$-	$-	$142,182
Gasar Biotechnology Co., Ltd	-	148,900	98,900
Less: Allowance for doubtful accounts	-	-	-
Total, net	$-	$148,900	$241,082

(5)	Due to related parties

On June 27, 2020, Chengdu Skyherb entered into a loan agreement to borrow $1,263,665 (RMB 8,250,000) from Mr. Xusheng Niu and Mrs. Xiangtao Yao as working capital to purchase fixed assets and inventory. The Company repaid $17,691 and accrued interest of $20,284 for the period from May 4, 2020 Inception) to December 31, 2020, the balances due to Mr. XuSheng Niu and Mrs. Xiangto Yao were $1,285,559 as of December 31, 2020. Such balances bear annual interest of 5%, are personally guaranteed by Mr. Szuhao Huang, and with a maturity date of December 31, 2022.

In 2021 and 2022, Mr. Xusheng Niu and Mrs. Xiangtao Yao continued to make fund to Chengdu Skyherb to finance its operations due to lack of cash rescuers. Such funds bear annual interest of 5%, non-secured, due on demand, and without a written loan agreement.

The Company advanced fund to Mr. Szuhao Huang, our CEO, to work on the Company’s projects in 2020. When the projects were completed, Mr. Huang reported expenses to the Company, which recorded such expenses in the periods incurred. In 2021 and 2022, due to lack of cash resources, Mr. Szuhao Huang made fund to Cordyceps Sunshine Taiwan Branch to finance its operation. These funds are non-interest bearing, non-secured, due on demand, and without a written agreement.

Due to related parties consists of the following:

	December 31,	December 31,	December 31,
	2022	2021	2020
Mr. Xusheng Niu	$814,308	$768,714	$378,799
Mrs. Xiangtao Yao	563,969	790,051	906,760
Mr. Szuhao Huang	8,227	12,519	-
Total	$1,386,504	$1,571,284	$1,285,559